Strategy Shares Gold Enhanced Yield ETF	July 31, 2025 (Unaudited)

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 88.6%
Communication Services — 7.4%
$1,952,000	Verizon Communications, Inc., 4.52%, 9/15/48	$1,630,823
1,708,000	Walt Disney Co. (The), 2.65%, 1/13/31	1,566,030
		3,196,853

Consumer Discretionary — 5.9%
1,525,000	Amazon.com, Inc., 1.50%, 6/03/30	1,345,333
1,159,000	Home Depot, Inc. (The), 5.88%, 12/16/36	1,237,749
		2,583,082

Consumer Staples — 11.9%
1,708,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	1,656,178
1,281,000	BAT Capital Corp., 3.56%, 8/15/27	1,257,222
1,342,000	Coca-Cola Co. (The), 1.38%, 3/15/31	1,146,861
1,220,000	Costco Wholesale Corp., 1.60%, 4/20/30	1,084,489
		5,144,750

Energy — 4.8%
1,220,000	Chevron Corp., 2.24%, 5/11/30	1,109,920
1,098,000	MPLX LP, 2.65%, 8/15/30	995,039
		2,104,959

Financials — 22.0%
488,000	Capital One Financial Corp., 3.80%, 1/31/28	480,793
1,586,000	Citigroup, Inc., 4.41%, 3/31/31	1,567,318
1,220,000	Fiserv, Inc., 3.50%, 7/01/29	1,170,602
1,647,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	1,428,960
1,525,000	JPMorgan Chase & Co., 4.49%, 3/24/31	1,519,685
1,281,000	MetLife, Inc., 4.55%, 3/23/30	1,291,154
549,000	Northern Trust Corp., 1.95%, 5/01/30	493,152
1,586,000	Wells Fargo & Co., 3.00%, 10/23/26	1,559,158
		9,510,822

Health Care — 8.1%
1,342,000	AbbVie, Inc., 3.20%, 11/21/29	1,279,350
1,037,000	Amgen, Inc., 2.20%, 2/21/27	1,002,937
1,281,000	CVS Health Corp., 4.30%, 3/25/28	1,272,437
		3,554,724

Industrials — 8.2%
1,403,000	Boeing Co. (The), 5.15%, 5/01/30	1,425,268
976,000	General Electric Co., 5.88%, 1/14/38	1,039,940
1,098,000	Southwest Airlines Co., 5.13%, 6/15/27	1,104,910
		3,570,118

Information Technology — 7.9%
1,159,000	Apple, Inc., 3.35%, 2/09/27	1,145,792
1,159,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	1,149,050
1,220,000	Oracle Corp., 5.38%, 7/15/40	1,174,131
		3,468,973
Principal Amount		Value
Corporate Bonds — 88.6% (continued)
Materials — 2.9%
$976,000	Dow Chemical Co. (The), 3.60%, 11/15/50	$ 643,758
671,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	632,145
		1,275,903

Real Estate — 3.7%
1,708,000	Equinix, Inc., 3.20%, 11/18/29	1,612,389
		1,612,389

Utilities — 5.9%
1,464,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	1,316,515
1,220,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	1,196,356
		2,512,871

Total Corporate Bonds (Cost $38,290,362)		$38,535,444

Yankee Dollars — 6.0%
Communication Services — 3.1%
1,098,000	Orange SA, 9.00%, 3/01/31	1,325,119
		1,325,119

Financials — 2.9%
1,159,000	Shell International Finance BV, 6.38%, 12/15/38	1,279,464
		1,279,464

Total Yankee Dollars (Cost $2,588,492)		$2,604,583

U.S. Treasury Obligations — 5.4%
1,500,000	U.S. Treasury Bill, 4.14%(a), 3/19/26	1,461,142
900,000	U.S. Treasury Bill, 4.20%(a), 1/22/26	882,000

Total U.S. Treasury Obligations (Cost $2,347,273)		$2,343,142

Total Investments — 100.0%
(Cost $43,226,127)		$43,483,169
Liabilities less Other Assets — (0.0)%		(9,971)

Net Assets — 100.0%		$43,473,198

Strategy Shares Gold Enhanced Yield ETF (Continued)	July 31, 2025 (Unaudited)

*	Portfolio of Investments is presented on a consolidated basis.

^	Reflects the effective yield or interest rate in effect at July 31, 2025.

(a)	All or a portion held by the Subsidiary

BV — Besloten Vennootschap (Dutch private limited company)
CFC — Controlled Foreign Corporation
ETF — Exchange-Traded Fund
LLC — Limited Liability Corporation
LP — Limited Partnership
SA — Societe Anonyme (French public limited company)

Total Return Swap Agreements

Pay/ Receive(a)	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Pay	BCKTGOL2 Index	BNP Paribas SA	Monthly	6/3/26	$43,995,115	$(514,415)

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

SA — Societe Anonyme (French public limited company)

Strategy Shares Nasdaq 7HANDL™ Index ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligations — 3.4%
4,985,000	U.S. Treasury Bill, 4.24%(a), 11/28/25+	$ 4,915,583
5,000,000	U.S. Treasury Bill, 4.15%(a), 2/19/26+	4,885,571
9,960,000	U.S. Treasury Bill, 4.20%(a), 1/22/26+	9,760,804
3,500,000	U.S. Treasury Bill, 4.11%(a), 6/11/26+	3,378,530

Total U.S. Treasury Obligations (Cost $22,950,611)		$22,940,488

Shares		Value
Exchange-Traded Funds — 95.2%
392,502	Dimensional Core Fixed Income ETF	16,512,559
793,782	Global X MLP & Energy Infrastructure ETF	49,357,365
1,101,012	Global X U.S. Preferred ETF	21,084,380
213,180	Invesco NASDAQ 100 ETF	49,579,273
155,496	Invesco Taxable Municipal Bond ETF	4,111,314
25,080	iShares Core S&P 500 ETF	15,923,292
759,924	iShares Core U.S. Aggregate Bond ETF	74,943,705
87,780	iShares MBS ETF	8,169,685
510,378	JPMorgan Equity Premium Income ETF	28,826,149
545,490	Schwab 5-10 Year Corporate Bond ETF	12,382,623
1,567,500	Schwab U.S. REIT ETF	32,807,775
2,946,900	SPDR Portfolio Aggregate Bond ETF	74,969,136
1,044,582	SPDR Portfolio High Yield Bond ETF	24,756,593
221,958	SPDR Portfolio S&P 500 ETF	16,500,358
507,870	Utilities Select Sector SPDR Fund ETF	43,509,223
221,958	Vanguard Dividend Appreciation ETF	45,736,665
27,588	Vanguard S&P 500 ETF	16,029,180
1,024,518	Vanguard Total Bond Market ETF	74,994,717
744,876	WisdomTree U.S. Efficient Core Fund ETF	37,869,496
Total Exchange-Traded Funds (Cost $623,753,864)		$648,063,488
Total Investments — 98.6%
(Cost $646,704,475)		$671,003,976
Other Assets less Liabilities — 1.4%		9,415,953

Net Assets — 100.0%		$680,419,929

(a)	Reflects the effective yield or interest rate in effect at July 31, 2025.

+	All or a portion of this security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
MLP — Master Limited Partnership
REIT — Real Estate Investment Trust
S&P — Standard and Poor’s
SPDR — Standard and Poor’s Depositary Receipts

Strategy Shares Nasdaq 7HANDL™ Index ETF (Continued)	July 31, 2025 (Unaudited)

Total Return Swap Agreements

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Pay	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/13/26	$185,973,721	$ (990,153)
Pay	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	2/27/26	58,148,753	(309,593)
							$ (1,299,746)

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(b)	The Effective Federal Funds Rate at July 31, 2025 was 4.33%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
34	iShares 1-3 Year Treasury Bond ETF	$ 2,806
102	iShares 7-10 Year Treasury Bond ETF	9,680
210,630	iShares Core MSCI EAFE ETF	17,244,277
33,524	iShares Core MSCI Emerging Markets ETF	2,022,503
11,934	iShares Core S&P 500 ETF	7,576,897
Total Exchange-Traded Funds (Cost $26,276,352)		$26,856,163
Total Investments — 99.8%
(Cost $26,276,352)		$26,856,163
Other Assets less Liabilities — 0.2%		55,621

Net Assets — 100.0%		$26,911,784

ETF — Exchange-Traded Fund
MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s

Strategy Shares Monopoly ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.7%
Communication Services — 14.2%
3,564	Alphabet, Inc., Class C	$ 687,353
72	Live Nation Entertainment, Inc.†	10,634
648	Meta Platforms, Inc., Class A	501,189
108	Netflix, Inc.†	125,216
324	T-Mobile US, Inc.	77,245
, %		1,401,637

Consumer Discretionary — 10.9%
2,808	Amazon.com, Inc.†	657,381
72	D.R. Horton, Inc.	10,284
252	Home Depot, Inc. (The)	92,613
72	Lennar Corp., Class A	8,077
144	Lowe’s Cos, Inc.	32,194
36	Pool Corp.	11,093
828	Tesla, Inc.†	255,248
		1,066,890

Consumer Staples — 3.4%
108	Costco Wholesale Corp.	101,481
2,412	Walmart, Inc.	236,328
,0.51%		337,809

Financials — 7.9%
180	American Express Co.	53,876
72	Aon plc, Class A	25,611
144	Apollo Global Management, Inc.	20,926
72	Ares Management Corp., Class A	13,358
72	Blackrock, Inc.	79,633
324	Blackstone, Inc.	56,039
36	Cboe Global Markets, Inc.	8,677
108	CME Group, Inc.	30,054
144	Fiserv, Inc.†	20,007
144	Intercontinental Exchange, Inc.	26,616
36	Jack Henry & Associates, Inc.	6,113
252	Mastercard, Inc., Class A	142,750
72	Moody’s Corp.	37,133
36	MSCI, Inc.	20,209
144	Nasdaq, Inc.	13,856
72	S&P Global, Inc.	39,679
540	Visa, Inc., Class A	186,555
,0.98%		781,092

Health Care — 7.9%
504	Abbott Laboratories	63,601
504	AbbVie, Inc.	95,266
72	Agilent Technologies, Inc.	8,266
144	Amgen, Inc.	42,494
432	Boston Scientific Corp.†	45,325
72	Cencora, Inc.	20,598
288	Eli Lilly & Co.	213,140
72	HCA Healthcare, Inc.	25,487
36	IDEXX Laboratories, Inc.†	19,235
72	Intuitive Surgical, Inc.†	34,638
72	IQVIA Holdings, Inc.†	13,383
36	Lantheus Holdings, Inc.†	2,563
108	Stryker Corp.	42,415
72	The Cigna Group	19,251
324	UnitedHealth Group, Inc.	80,858
72	Vertex Pharmaceuticals, Inc.†	32,895
Shares		Value
Common Stocks — 99.7% (continued)
Health Care — 7.9% (continued)
36	West Pharmaceutical Services, Inc.	$ 8,613
108	Zoetis, Inc.	15,745
		783,773

Industrials — 5.0%
72	A.O. Smith Corp.	5,097
108	Automatic Data Processing, Inc.	33,427
36	Axon Enterprise, Inc.†	27,198
36	Broadridge Financial Solutions, Inc.	8,910
108	Caterpillar, Inc.	47,306
108	Cintas Corp.	24,035
252	Copart, Inc.†	11,423
504	CSX Corp.	17,912
72	Deere & Co.	37,755
36	Equifax, Inc.	8,648
72	Lockheed Martin Corp.	30,311
72	Northrop Grumman Corp.	41,516
72	Old Dominion Freight Line, Inc.	10,746
36	Parker Hannifin Corp.	26,348
72	Republic Services, Inc.	16,607
144	Rollins, Inc.	8,247
36	TransDigm Group, Inc.	57,904
540	Uber Technologies, Inc.†	47,385
108	Waste Management, Inc.	24,750
,1.89		485,525

Information Technology — 49.1%
108	Adobe, Inc.†	38,631
396	Advanced Micro Devices, Inc.†	69,819
4,428	Apple, Inc.	919,120
180	Applied Materials, Inc.	32,411
72	AppLovin Corp., Class A†	28,130
72	ASML Holding NV NYS	50,019
72	Autodesk, Inc.†	21,824
1,152	Broadcom, Inc.	338,342
72	Cadence Design Systems, Inc.†	26,249
1,080	Cisco Systems, Inc.	73,526
36	Fair Isaac Corp.†	51,722
216	Fortinet, Inc.†	21,578
72	Intuit, Inc.	56,529
36	KLA Corp.	31,645
288	Lam Research Corp.	27,314
2,052	Microsoft Corp.	1,094,742
6,192	NVIDIA Corp.	1,101,370
720	Oracle Corp.	182,714
612	Palantir Technologies, Inc., Class A†	96,910
288	QUALCOMM, Inc.	42,267
252	Salesforce, Inc.	65,099
72	ServiceNow, Inc.†	67,905
72	Synopsys, Inc.†	45,610
1,368	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	330,536
216	Texas Instruments, Inc.	39,109
36	VeriSign, Inc.	9,679
		4,862,800

Materials — 0.9%
108	Linde plc	49,708
72	Sherwin-Williams Co. (The)	23,823

Strategy Shares Monopoly ETF (Continued)	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.7% (continued)
Materials — 0.9% (continued)
72	Vulcan Materials Co.	$ 19,776
,1.26%		93,307

Common Stocks — 99.7% (continued)
Real Estate — 0.4%
108	CoStar Group, Inc.†	10,281
36	Equinix, Inc.	28,266
		38,547

Total Common Stocks (Cost $9,028,638)		$9,851,380

Total Investments — 99.7%
(Cost $9,028,638)		$9,851,380
Other Assets less Liabilities — 0.3%		27,422

Net Assets — 100.0%		$9,878,802

ADR — American Depositary Receipt
NV — Naamloze Vennootschap (Dutch Stock Company)
NYS — New York Shares
PLC — Public Liability Company
S&P — Standard and Poor’s

†	Non-income producing security